The Groups business and general information	12 Months Ended
Jun. 30, 2024
The Groups business and general information
The Group's business and general information

1. The Group’s business and general information

Cresud was founded in 1936 as a subsidiary of Credit Foncier, a Belgian company primarily engaged in providing rural and urban loans in Argentina and administering real estate holdings foreclosed by Credit Foncier. Credit Foncier was liquidated in 1959, and as part of such liquidation, the shares of Cresud were distributed to Credit Foncier’s shareholders. From the 1960s through the end of the 1970s, the business of Cresud shifted exclusively to agricultural activities.

In 2002, Cresud acquired a 19.85% interest in IRSA, a real estate company related to certain shareholders of Cresud. In 2009, Cresud increased its ownership percentage in IRSA to 55.64% and IRSA became Cresud’s direct principal subsidiary.

Cresud and its subsidiaries are collectively referred to hereinafter as the Group.

Main shareholders´ of the Company are jointly Inversiones Financieras del Sur S.A., Agroinvestment S.A and Consultores Venture Capital Uruguay S.A.. These entities are companies incorporated in Uruguay and belong to the same controlling group and the ultimate beneficiary is Eduardo S. Elsztain.

The Board of Directors has approved these Financial Statements for issuance on October 22, 2024.

As of June 30, 2024, the Group operates in two major lines of business: (i) agricultural business and (ii) urban properties and investments business.

Agricultural Business

Within the agricultural business, the Group, through Cresud, engaged in the operation of crop production, cattle feeding, raising, fattening and slaughtering, milk production, sugarcane production, brokerage activities and sale of supplies. The Group currently has agricultural operations and investments in Argentina, Brazil, Paraguay and Bolivia.

Cresud's shares are listed on the BYMA (BYMA: CRES) and the NASDAQ (NASDAQ: CRESY). The shares of our subsidiary Brasilagro are listed and traded on both the Novo Mercado del BOVESPA (SAO: AGRO3) and the NYSE (NYSE: LND).

Urban Properties and Investments Business

The activities of the urban properties and investments business are carried out mainly through IRSA. Through IRSA, the Group manages, develops and owns 14 shopping malls in Argentina, 5 office buildings, 3 hotels and an extensive land reserve for future mixed-use developments, and since 2009 it entered the real estate market of the US, mainly through the acquisition of non-controlling interests in office buildings and hotels. Indistinctly through IRSA, the Group also develops residential properties for sale. The Group uses the term “real estate” interchangeably in these consolidated financial statements to denote investment activities, development and/or sale of properties.

The activities of the “Others” segment of the Group are carried out mainly through BHSA, in which IRSA holds, directly and indirectly, a 29.89% stake (See note 8). BHSA is a commercial bank that offers a wide range of banking activities and related financial services to individuals, small, medium and large companies, including the granting of mortgage loans. BHSA's shares are listed on BYMA (Merval: BHIP).